Staff costs - Deferred multiyear objectives variable plan (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) associates_JointVenturesOrCompanies numberOfTradingSessions
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Number of trading sessions | numberOfTradingSessions	15
Deferred percentage	60.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Deferred multiyear objectives variable remuneration plan first cycle | Executive directors and members of identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Gross variable remuneration benchmark threshold	€ 2.7
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount
Share-based payment arrangement
Variable Remuneration or bonus deferral period	5 years
Immediate payment percentage	50.00%
Deferred percentage	50.00%
Percentage of entity economic capital	1.00%
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount | Minimum
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 1.7
Deferred multiyear objectives variable remuneration plan first cycle | Senior managers, country heads, other executives and identified staff with total variable remuneration specified amount | Maximum
Share-based payment arrangement
Gross variable remuneration benchmark threshold	€ 2.7
Deferred multiyear objectives variable remuneration plan first cycle | Other beneficiaries
Share-based payment arrangement
Variable Remuneration or bonus deferral period	3 years
Immediate payment percentage	60.00%
Deferred percentage	40.00%
Deferred multiyear objectives variable remuneration plan second and third cycles
Share-based payment arrangement
Number of credit institutions included in reference group | associates_JointVenturesOrCompanies	17
Deferred multiyear objectives variable remuneration plan fourth cycle
Share-based payment arrangement
Number of credit institutions included in reference group | associates_JointVenturesOrCompanies	9